Equipment (Details) - Schedule of Property, Plant and Equipment (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Gross	$ 3,499,502	$ 3,398,182	$ 685,406
Accumulated depreciation	(409,276)	(328,803)	(70,641)
	3,499,502
Construction in process	3,718,097	2,117,001	0
Total property, plant and equipment	7,217,599	5,515,183	685,406
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Gross	3,901,137	3,719,344	756,047
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Gross	$ 7,641	$ 7,641	$ 0